As Filed With the Securities and Exchange Commission on September 28, 1998

                            REGISTRATION NO. 33-12470

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 20
                                       TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                      LIFE OF VIRGINIA SEPARATE ACCOUNT III
                           (Exact Name of Registrant)

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                               (Name of Depositor)
                6610 West Broad Street, Richmond, Virginia 23230
                     (Address of Principal Executive Office)
--------------------------------------------------------------------------------
                               Patricia L. Dysart
                            Associate General Counsel
                     The Life Insurance Company of Virginia
                6610 West Broad Street, Richmond, Virginia 23230
               (Name and Address of Agent for Service of Process)

                                    Copy to:
                                 Stephen E. Roth
                         Sutherland Asbill & Brennan LLP
            1275 Pennsylvania Ave., N.W. Washington, D.C. 20004-2414
--------------------------------------------------------------------------------

It is proposed that this filing will become effective:
X immediately upon filing  pursuant to paragraph (b) of Rule 485
____  on __ pursuant to paragraph (b) of Rule 485
____  60 days after filing pursuant to paragraph (a) of Rule 485
____  on ______pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered:  Interest in a separate account under
                                       Flexible Premium Variable Life Insurance

The sole purpose of this filing is to file by EDGAR any exhibits that were previously submitted as paper copies.

                                    EXHIBITS


1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

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

 (1)(a)     Resolution  of  Board  of  Directors  of  Life of  Virginia  authorizing the establishment of Separate Account III.  13/

 (1)(b)     Resolution  of Board of Directors of Life of Virginia  authorizing  the addition of Investment Subdivisions to Separate Account III.  13/

 (1)(c) Resolution of Board of Directors of Life of Virginia authorizing the addition of Fidelity Asset Manager Portfolio and Neuberger & Berman Advisers Management Trust to Separate Account III. 13/

 (1)(d) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account III which invest in shares of Janus Aspen Series, Growth Portfolio, Aggressive Growth Portfolio, and Worldwide Growth Portfolio. 13/

 (1)(e)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional Investment Subdivisions investing in shares of the Utility Fund of the Insurance Management Series of the Variable
            Insurance Products Fund II. 14/

 (1)(f)      Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional Investment Subdivisions of Separate Account
            III which invest in shares of the Corporate Bond Fund of the Insurance
            Management Series and the Contrafund Portfolio of the Variable Insurance
            Products Fund II. 13/

 (1)(g)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment Subdivisions of Separate
            Account III which invest in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series
            Fund. 13/

 (1)(h)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional Investment Subdivisions of Separate
            Account III which invest in shares of the American Growth Portfolio and the American Small Capitalization Portfolio of The Alger American Fund,
            and the Balanced Portfolio and Flexible Income Portfolio of the Janus
            Aspen Series. 13/

 (1)(i)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate
            Account 4, investing in shares of the Federated American Leaders Fund II of the Federated Insurance Series, and the International Growth
            Portfolio of the Janus Aspen Series. 10/

 (1)(j) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Growth and Income Portfolio and Growth Opportunities Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; and Global Income Fund and Value Equity Fund of GE Investments Funds, Inc.11/

 (1)(k) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Capital Appreciation Portfolio of Janus Aspen Series.11/



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
 (1)(l) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of U.S. Equity Fund of G.E. Investments Funds, Inc., Growth and Income Fund of G.E. Investments Funds, Inc. 13/

 (2)        Not Applicable

 (3)(a) Underwriting Agreement dated December 12, 1998 between The Life Insurance Company of Virginia and Capital Brokerage Corporation.13/

 (3)(b)     Dealer Sales Agreement dated December 13, 1997.13/

 (3)(c)     Product Commission Schedule  13/

 (4)        Not Applicable

 (5)(a)     Policy Form  13/

 (5)(b)     Endorsement to Policy  13/

 (5)(b)(i)  Endorsement to Policy 14/

 (5)(c)     Guarantee Account Rider 12/

 (6)(a)     Certificate of Incorporation of The Life Insurance Company of Virginia  13/

 (6)(b)     By-Laws of The Life Insurance Company of Virginia  13/

 (7)        Not Applicable

 (8)(a) Stock Sale Agreement between The Life Insurance Company of Virginia and Life of Virginia Series Fund, Inc. 12/

 (8)(a)(i)  Amendments to Stock Sale Agreement  between The Life Insurance  Company of
            Virginia and Life of Virginia Series Fund, Inc.  12/

 (8)(b)     Participation  Agreement among The Life Insurance Company of Virginia,  Variable
            Insurance Products Fund II and Fidelity Distributors Corporation.  12/

 (8)(b)(i)  Amendment to  Participation  Agreement among Variable  Insurance  Products
            Fund,Fidelity  Distributors  Corporation,   and  The  Life  Insurance  Company  of
            Virginia. 10/

 (8)(b)(ii) Amendment to  Participation  Agreement among Variable  Insurance  Products
            Fund  II,  Fidelity  Distributors  Corporation,  and The Life  Insurance  Company  of
            Virginia. 10/

 (8)(c)     Participation   Agreement  Among  Variable  Insurance  Products  Fund,  Fidelity
            Distributors Corporation and The Life Insurance Company of Virginia.  12/

 (8)(d)     Agreement between  Oppenheimer  Variable Account Funds,  Oppenheimer  Management
            Corporation and The Life Insurance Company of Virginia.  12/

 (8)(d)(i)  Amendment  to  Agreement  between  Oppenheimer   Variable  Account  Funds,
            Oppenheimer Management Corporation and The Life Insurance Company of Virginia.  12/

 (8)(e)     Fund  Participation  Agreement between Janus Aspen Series and The Life Insurance
            Company of Virginia.  12/


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


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
 (8)(f)     Fund  Participation  Agreement between Insurance  Management  Series,  Federated
            Securities Corp., and The Life Insurance Company of Virginia.  12/

 (8)(g)     Fund  Participation  Agreement  between The Alger American Fund,  Fred Alger and
            Company, Inc., and The Life Insurance Company of Virginia. 12/

 (8)(h)     Fund  Participation  Agreement between Variable  Insurance Products Fund III and
            The Life Insurance Company of Virginia.11/

 (8)(i)     Fund  Participation  Agreement  between PBHG Insurance Series Fund, Inc. and The
            Life Insurance Company of Virginia.11/

 (9)        Not applicable

 (10)       Form of Application  12/

 (11)       Memorandum  describing  Life  of  Virginia's  Issuance,  Transfer,   Redemption  and
            Exchange Procedures for Policies. 10/

2.          See Exhibit 1(A)5

3.          Consents of the following:

   (3)(a)   Opinion and Consent of J. Neil  McMurdie,  Associate  Counsel and Assistant Vice
            President for Life of Virginia.13/

   (3)(b)   Consent of Sutherland, Asbill & Brennan LLP, Outside Counsel.13/

   (3)(c)   Consent of KPMG Peat Marwick LLP.13/

   (3)(d)   Consent of Ernst & Young LLP.13/

4.          Not Applicable

5.          Not Applicable

6.          Opinion and Consent of Actuary Bruce E. Booker,  Vice President and Actuary of Life of
            Virginia.13/

7.          Power of Attorney dated April 16, 1997.11/

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                -------------------------------------------------

9/ Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on October 31, 1995.

10/ Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on May 1, 1996.

11/ Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on May 1, 1997.

12/ Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of form S-6, for Life of Virginia Separate Account II, filed with the Securities and Exchange Commission on May 1, 1998.

13/ Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on May 1, 1998.

14/ Incorporated herein

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the registrant, Life of Virginia Separate Account III, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 28 day of September, 1998

               Life of Virginia Separate Account III

            (Seal)The Life Insurance Company of Virginia
                  (Depositor)




Attest: /s/ Laura Deusebio  By: /s/ Selwyn L. Flournoy, Jr.
        ------------------      ---------------------------
                                  Selwyn L. Flournoy, Jr.
                                  Senior Vice President



  Pursuant to the requirements of the Securities Act of 1933, The Life Insurance Company of Virginia certifies that it meets the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia on the 28 day of September, 1998.


            (Seal)The Life Insurance Company of Virginia



Attest: /s/ Laura Deusebio  By: /s/ Selwyn L. Flournoy, Jr.
        ------------------      ---------------------------
                                  Selwyn L. Flournoy, Jr.
                                  Senior Vice President



Given under my hand this 28 day of September, 1998 in the City/County of Henrico, Commonwealth of Virginia.


/s/ Laura Deusebio
---------------------------
Notary Public

January 30, 2000
---------------------------
My Commission Expires

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                               Date


RONALD V. DOLAN                     Director, Chairman of the Board     9/29/98
--------------
Ronald V. Dolan


/s/ Selwyn L. Flournoy, Jr.         Director, Senior Vice President     9/28/98
---------------------------
Selwyn L. Flournoy, Jr.

LINDA L. LANAM                      Director, Senior Vice President     9/28/98
-------------------------
Linda L. Lanam

ROBERT D. CHINN                     Director, Senior Vice President     9/28/98
-------------------------
Robert D. Chinn

VICTOR C. MOSES                     Director                            9/28/98
-------------------------
Victor C. Moses

GEOFFREY S. STIFF                   Director                            9/28/98
-------------------------
Geoffrey S. Stiff



By /s/ Selwyn L. Flournoy, Jr., pursuant to Power of Attorney executed on April 16, 1998.